N-4	Oct. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Oct. 11, 2024
Amendment Flag	false
Item 4. Fee Table [Text Block]	The post-issue election annual charges for the Flex GMWB (Single) and (Joint) add-on benefits are:

Add-on Benefit Name	Current Annual Charge
Flex GMWB (Single)	1.53%
Flex GMWB (Joint)	1.53%

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge
Flex GMWB (Single)	1.53%
Flex GMWB (Joint)	1.53%

Item 10. Benefits Available (N-4) [Text Block]
The current Bonus percentage(s), Step-up, GWB Adjustment percentage(s), and GAWA percentages for applicable post-issue elections of the Flex GMWB (Single) and (Joint) add-on benefits are:

Flex GMWB (Single)
Benefit Option	Core
Bonus	5%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.75%
	60-64	3.75%
	65-69	5.00%
	70-74	5.35%
	75-79	5.80%
	80-84	6.35%
	85-89	7.00%
	90-94	7.85%
	95+	8.95%

Flex GMWB (Joint)
Benefit Option	Core
Bonus	5%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.25%
	60-64	3.25%
	65-69	4.15%
	70-74	4.50%
	75-79	4.90%
	80-84	5.40%
	85-89	6.00%
	90-94	6.80%
	95+	7.85%

Flex GMWB (Single) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Name of Benefit [Text Block]	Flex GMWB (Single)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Core
Bonus	5%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.75%
	60-64	3.75%
	65-69	5.00%
	70-74	5.35%
	75-79	5.80%
	80-84	6.35%
	85-89	7.00%
	90-94	7.85%
	95+	8.95%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Name of Benefit [Text Block]	Flex GMWB (Joint)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Core
Bonus	5%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.25%
	60-64	3.25%
	65-69	4.15%
	70-74	4.50%
	75-79	4.90%
	80-84	5.40%
	85-89	6.00%
	90-94	6.80%
	95+	7.85%

Name of Benefit [Text Block]	Flex GMWB (Joint)